DISPOSITION (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations1 [Abstract]
Disposal Group of Assets And Liabilities
The assets and liabilities of the Disposal Group were derecognized at their carrying values as at August 15, 2022 as follows:

($ millions)	August 15, 2022
Cash and cash equivalents	167
Trade receivables and other	145
Inventory	18
Property, plant and equipment (Note 7)	2,533
Intangible assets and goodwill (Note 8)	212
Derivative financial instruments (Note 24)	113
Total assets	3,188
Trade payables and other	72
Decommissioning provision (Note 15)	20
Contract liabilities (Note 17)	92
Deferred tax liabilities	514
Total liabilities	698